Guarantor and Non-Guarantor Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 25, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities	$ (9,341)	$ 51,842	$ 55,662	$ 113,340
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired			(185,268)
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets			(1,500)
Investment in subsidiaries
Capital expenditures	(1,571)	(36,786)	(24,675)	(21,298)
Proceeds from sale of property, plant and equipment		1,968	176	437
Proceeds from sale of joint venture interest (net of transaction costs and cash sold)				272
Decrease (increase) in restricted cash			16,290	(6,890)
Net cash provided by (used in) investing activities	(1,571)	(34,818)	(194,977)	(27,479)
Cash flows from financing activities:
Issuances of debt		500	3,147	11,917
Debt repayments	(2,633)	(6,552)	(3,956)	(13,439)
Payment of deferred financing costs	(920)		(20,259)	(9,893)
Payment of debt commitment fees			(5,945)
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)			298,500
Issuance of Senior Notes			400,000
Repayment of 2010 Credit Facility			(423,938)
Redemption of Senior PIK Notes, including call premium and redemption period interest			(360,115)
Proceeds of 2010 Credit Facility				419,625
Repayment of 2006 Credit Facility				(190,000)
Redemption of Previously Outstanding Subordinated Notes				(235,512)
Equity contribution		38	320,000
Proceeds from exercise of stock options	1,077			2
Excess tax benefits from shared-based payments	2,661
Change in intercompany indebtedness
Net cash provided by (used in) financing activities	185	(6,014)	207,434	(17,300)
Effect of exchange rate changes on cash	127	210	(422)	(173)
Net increase (decrease) in cash and cash equivalents	(10,600)	11,220	67,697	68,388
Cash and cash equivalents at beginning of period	200,330	67,697	200,330	131,942
Cash and cash equivalents at end of period	189,730	78,917	67,697	200,330
Eliminations [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets
Investment in subsidiaries			320,000
Capital expenditures
Proceeds from sale of property, plant and equipment
Proceeds from sale of joint venture interest (net of transaction costs and cash sold)
Decrease (increase) in restricted cash
Net cash provided by (used in) investing activities			320,000
Cash flows from financing activities:
Issuances of debt
Debt repayments
Payment of deferred financing costs
Proceeds of 2010 Credit Facility
Repayment of 2006 Credit Facility
Redemption of Previously Outstanding Subordinated Notes
Equity contribution			(320,000)
Proceeds from exercise of stock options
Excess tax benefits from shared-based payments
Change in intercompany indebtedness
Net cash provided by (used in) financing activities			(320,000)
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period
Parent Guarantor UCI Holdings Limited [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities		(37)
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets
Investment in subsidiaries			(320,000)
Capital expenditures
Proceeds from sale of property, plant and equipment
Proceeds from sale of joint venture interest (net of transaction costs and cash sold)
Decrease (increase) in restricted cash
Net cash provided by (used in) investing activities			(320,000)
Cash flows from financing activities:
Issuances of debt
Debt repayments
Equity contribution		38	320,000
Change in intercompany indebtedness
Net cash provided by (used in) financing activities		38	320,000
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents		1
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period		1
Issuer UCI International [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities	(8,427)	(24,668)	(56,800)	(3,633)
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired			(375,000)
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets
Investment in subsidiaries
Capital expenditures
Proceeds from sale of property, plant and equipment
Proceeds from sale of joint venture interest (net of transaction costs and cash sold)
Decrease (increase) in restricted cash
Net cash provided by (used in) investing activities			(375,000)
Cash flows from financing activities:
Issuances of debt
Debt repayments		(3,000)	(3,000)
Payment of deferred financing costs	(920)		(20,259)
Payment of debt commitment fees			(5,945)
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)			298,500
Issuance of Senior Notes			400,000
Redemption of Senior PIK Notes, including call premium and redemption period interest			(360,115)
Equity contribution			320,000
Proceeds from exercise of stock options	1,077			2
Excess tax benefits from shared-based payments	2,661
Change in intercompany indebtedness	5,609	89,237	(197,365)	3,619
Net cash provided by (used in) financing activities	8,427	86,237	431,816	3,621
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents		61,549	16	(12)
Cash and cash equivalents at beginning of period	17	16	17	29
Cash and cash equivalents at end of period	17	61,565	16	17
Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities	(865)	59,710	108,297	111,754
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired			180,086
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets
Investment in subsidiaries
Capital expenditures	(1,430)	(29,136)	(21,172)	(16,114)
Proceeds from sale of property, plant and equipment		576	151	352
Proceeds from sale of joint venture interest (net of transaction costs and cash sold)
Decrease (increase) in restricted cash			16,290	(6,890)
Net cash provided by (used in) investing activities	(1,430)	(28,560)	175,355	(22,652)
Cash flows from financing activities:
Issuances of debt		500
Debt repayments	(30)	(376)	(288)	(1,333)
Payment of deferred financing costs				(9,893)
Repayment of 2010 Credit Facility			(423,938)
Intercompany dividend (paid) received		5,239	5,332
Proceeds of 2010 Credit Facility				419,625
Repayment of 2006 Credit Facility				(190,000)
Redemption of Previously Outstanding Subordinated Notes				(235,512)
Equity contribution
Change in intercompany indebtedness	(8,472)	(87,167)	196,149	(4,628)
Net cash provided by (used in) financing activities	(8,502)	(81,804)	(222,745)	(21,741)
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents	(10,797)	(50,654)	60,907	67,361
Cash and cash equivalents at beginning of period	190,865	55,575	190,865	123,504
Cash and cash equivalents at end of period	180,068	4,921	55,575	190,865
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities	(49)	16,857	4,165	5,219
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired			9,646
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets			(1,500)
Investment in subsidiaries
Capital expenditures	(141)	(7,650)	(3,503)	(5,184)
Proceeds from sale of property, plant and equipment		1,392	25	85
Proceeds from sale of joint venture interest (net of transaction costs and cash sold)				272
Decrease (increase) in restricted cash
Net cash provided by (used in) investing activities	(141)	(6,258)	4,668	(4,827)
Cash flows from financing activities:
Issuances of debt			3,147	11,917
Debt repayments	(2,603)	(3,176)	(668)	(12,106)
Intercompany dividend (paid) received		(5,239)	(5,332)
Equity contribution
Change in intercompany indebtedness	2,863	(2,070)	1,216	1,009
Net cash provided by (used in) financing activities	260	(10,485)	(1,637)	820
Effect of exchange rate changes on cash	127	210	(422)	(173)
Net increase (decrease) in cash and cash equivalents	197	324	6,774	1,039
Cash and cash equivalents at beginning of period	9,448	12,106	9,448	8,409
Cash and cash equivalents at end of period	$ 9,645	$ 12,430	$ 12,106	$ 9,448